Related Party Transactions - Schedule of Transactions with Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 40,185	$ 5,518	¥ 27,235
Operating lease liability	¥ 16,165	$ 2,220